INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Raw materials	$ 30,414,215	$ 26,697,632
Work-in-process	1,286,926	990,073
Finished goods	29,866,599	25,195,519
Inventories, net	61,567,740	52,883,224
Inventory write down	$ 192,058	$ 1,353,770	$ 1,663,051